Accrued Expenses and Other Payables (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued Expenses and Other Payables
Payroll and welfare payable	$ 2,740,505	16,708,584	17,079,846
VAT and other tax payables	5,295,193	32,284,265	32,659,507
Purchases of fixed assets payables	1,836,224	11,195,275	6,800,347
Other payables and accruals	1,076,593	6,563,877	7,403,036
Accrued bonds' interest expenses (note 15)	6,531,530	39,822,083
Total accrued expenses and other payables	$ 17,480,045	106,574,084	63,942,736